Annual Total Returns[BarChart] - Thrivent Partner Emerging Markets Equity Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.82%)	25.98%	(7.34%)	(2.29%)	(13.59%)	11.58%	27.64%	(14.88%)	20.15%	27.19%